Cover Document	May 04, 2020
Document Information [Line Items]
Document Type	8-K/A
Amendment Description	Amendment No. 1
Amendment Flag	true
Document Period End Date	May 04, 2020
Entity Registrant Name	COMPASS DIVERSIFIED HOLDINGS
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34927
Entity Central Index Key	0001345126
Entity Tax Identification Number	57-6218917
Entity Small Business	false
Local Phone Number	221-1703
Entity Address, Address Line One	301 Riverside Avenue
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880
City Area Code	203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Series B Preferred Shares Representing Series B Trust Preferred Interest In Compass Diversified Holdings [Member]
Document Information [Line Items]
Trading Symbol	CODI PR B
Security Exchange Name	NYSE
Title of 12(b) Security	Series B Preferred Shares representing Series B Trust Preferred Interest in Compass Diversified Holdings
Series A Preferred Shares Representing Series A Trust Preferred Interest In Compass Diversified Holdings [Member]
Document Information [Line Items]
Trading Symbol	CODI PR A
Security Exchange Name	NYSE
Title of 12(b) Security	Series A Preferred Shares representing Series A Trust Preferred Interest in Compass Diversified Holdings
Shares Representing Beneficial Interests In Compass Diversified Holdings [Member]
Document Information [Line Items]
Trading Symbol	CODI
Security Exchange Name	NYSE
Title of 12(b) Security	Shares representing beneficial interests in Compass Diversified Holdings
Series C Preferred Shares Representing Series C Trust Preferred Interest In Compass Diversified Holdings [Member] [Domain]
Document Information [Line Items]
Trading Symbol	CODI PR C
Security Exchange Name	NYSE
Title of 12(b) Security	Series C Preferred Shares representing Series C Trust Preferred Interest in Compass Diversified Holdings